TAX RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
Tax Receivable [Abstract]
Schedule Of Tax Receivable [Table Text Block]	Tax receivable consists of the following:
	December 31,	December 31,
	2013	2012
	US$	US$
Value added tax recoverable	372,935	328,208